INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 7 – INCOME TAXES

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company had no U.S. taxable income for the six months ended June 30, 2022 and 2021.

The Company’s Greece subsidiaries are governed by the income tax laws of Greece. The corporate tax rate in Greece is 22% on income reported in the statutory financial statements after appropriate tax adjustments.

The Company’s United Kingdom subsidiaries are governed by the income tax laws of the United Kingdom. The corporate tax rate in the United Kingdom is 19% on income reported in the statutory financial statements after appropriate tax adjustments.

As of June 30, 2022 and 2021, the Company’s effective tax rate differs from the U.S. federal statutory tax rate primarily due to a valuation allowance recorded against net deferred tax assets in in the United States.

We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. As of June 30, 2022 and December 31, 2021, the Company has maintained a valuation allowance against all net deferred tax assets in the United States only. Foreign valuation allowances were reversed on December 31, 2020.

For the three months ended June 30, 2022, and 2021, the Company has recorded tax expense in any jurisdiction where it is subject to income tax, in the amount of $9,563 and $216,503, respectively, on the condensed consolidated statements of operations and comprehensive loss.

For the six months ended June 30, 2022, and 2021, the Company has recorded tax expense in the amount of $75,230 and tax benefit of $99,409, respectively, on the condensed consolidated statements of operations and comprehensive loss.

NOTE 7 – INCOME TAXES

The Company provides for income taxes using an asset and liability approach under which deferred income taxes are provided for based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The domestic and foreign components of income (loss) before (benefit) provision for income taxes were as follows:

	12/31/2021	12/31/2020
Domestic	$(8,365,297)	$(2,901,276)
Foreign	517,659	4,099,597
	$(7,847,638)	$1,198,321

The components of the (benefit) provision for income taxes are as follows:

	12/31/2021	12/31/2020
Current tax provision
Federal	$-	$-
State	-	-
Foreign	802,364	555,965
Total current tax provision	$802,364	$555,965

Deferred tax provision
Domestic	$-	$-
State	-	-
Foreign	(688,354)	(178,430)
Total deferred tax provision	$(688,354)	$(178,430)

Total current provision	$114,010	$377,535

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2021 and 2020 is as follows:

	12/31/2021	12/31/2020
US
Income (loss) before income taxes	$(7,847,639)	$1,198,321
Taxes under statutory US tax rates	$(1,648,004)	$251,647
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	$3,001,899	$216,518
Foreign tax rate differential	$(24,977)	$(55,540)
Permanent differences	$(734,428)	$(218,216)
US tax on foreign income	$493,028	$604,419
163(j) catch up	(76,888)	-
Prior period adjustments	$52,034	$(97,829)
State taxes	$(948,654)	$(323,464)
Income tax expense	$114,010	$377,535

Companies subject to the Global Intangible Low-Taxed Income provision (GILTI) have the option to account for the GILTI tax as a period cost if and when incurred, or to recognize deferred taxes for outside basis temporary differences expected to reverse as GILTI. We have elected to account for GILTI as a period cost.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	12/31/2021	12/31/2020
Net operating loss carryforward	$4,515,900	$1,494,424
Capital loss carryforward	801,744	801,744
Section 163(j) carryforward	-	-
Nonqualified stock options	96,104	170,297
Foreign exchange	13,438	-
Allowance for doubtful accounts	374,604	-
Accrued expenses	528,895	7,389
Mark to market adjustment in securities	358,761	357,829
Lease liability	253,620	247,797
Gain on extinguishment of debt	-	179,958
Depreciation	(6,765)	4,226
Total deferred tax assets	6,936,211	3,263,664

Intangibles	(8,139)	(10,729)
Inventory	(14,728)	-
Right of use asset	(243,207)	(253,818)
Goodwill	(10,979)	(14,473)
Total deferred tax liabilities	(277,053)	(279,020)
Valuation allowance	(5,808,384)	(2,806,214)
Net deferred tax assets (liabilities)	$850,774	$178,430

At December 31, 2021, the Company had U.S. net operating loss ("NOL") carryforwards of approximately $12,513,177 that may be offset against future taxable income, subject to limitation under IRC Section 382. Of the $12.5 million Federal NOL carryforwards, $2.5 million are pre-2018 and begin to expire in 2031. The remaining balance of $10 million, are limited to utilization of 80% of taxable income but do not have an expiration. At December 31, 2021, the Company had fully utilized all the Greek NOL carryforwards and has an NOL of $546,683 in the UK. A valuation allowance exists for the U.S. operations, but not for the non-U.S. operations, based on a more likely than not criterion and in consideration of all available positive and negative evidence.

ASC 740 requires that the tax benefit of net operating losses ("NOLs"), temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not." Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's history of domestic operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance, on our U.S. net domestic deferred tax assets. In 2020, foreign (Greece and United Kingdom) valuation allowances were released, aggregating $200,000. Management considered all available evidence to when evaluating the realizability of foreign deferred tax assets by jurisdiction and concluded primarily based upon a strong earnings history that these deferred tax assets were more-likely-than-not realizable.

The Company applied the "more-likely-than-not" recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of December 31, 2021 and December 31, 2020, respectively. We recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense.

The Company files income tax returns in Illinois, United States, and in foreign jurisdictions including Greece, and United Kingdom. As of December 31, 2021, all domestic tax years are open to tax authority examination due the availability of net operating loss deductions, 2010 through 2021. In Greece, the statute of limitations is open for five years, 2016 through 2021. In United Kingdom, the statute of limitations is open for four years, 2017 through 2021. Currently, there are no ongoing tax authority income tax examinations.

As of December 31, 2021, the Company had $1.7 million of undistributed earnings and profits for which no deferred tax liabilities have been recorded, since the Company intends to indefinitely reinvest such earnings to fund the international operations and certain obligations of the subsidiary. Should the above undistributed earnings be distributed in the form of dividends or otherwise, the distributions would result in $350.3 thousand of tax expense.